Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Disclosure Of Deposits [Line Items]
Interest bearing	$ 76,363
Non-interest bearing	75,470
Payables after notice	344,317
Payable on a fixed date	469,089
Total	965,239	$ 910,879
Canada [member]
Disclosure Of Deposits [Line Items]
Interest bearing	65,553
Non-interest bearing	64,761
Payables after notice	143,334
Payable on a fixed date	328,469
Total	602,117	564,412
United States [member]
Disclosure Of Deposits [Line Items]
Interest bearing	10,691
Non-interest bearing	10,708
Payables after notice	198,739
Payable on a fixed date	95,055
Total	315,193	301,064
Other countries [member]
Disclosure Of Deposits [Line Items]
Interest bearing	119
Non-interest bearing	1
Payables after notice	2,244
Payable on a fixed date	45,565
Total	47,929	45,403
Banks [member]
Disclosure Of Deposits [Line Items]
Interest bearing	4,185
Non-interest bearing	1,540
Payables after notice	1,527
Payable on a fixed date	22,344
Total	29,596	29,587
Business and governments [member]
Disclosure Of Deposits [Line Items]
Interest bearing	68,507
Non-interest bearing	39,971
Payables after notice	204,459
Payable on a fixed date	294,326
Total	607,263	575,957
Individuals [member]
Disclosure Of Deposits [Line Items]
Interest bearing	3,671
Non-interest bearing	33,959
Payables after notice	138,331
Payable on a fixed date	152,419
Total	$ 328,380	$ 305,335